Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Notes Payable
Note 7 - Notes Payable

Note 7 - Notes Payable

On February 25, 2020, and pursuant to a Business Loan Agreement entered into with a banking institution, the Company’s wholly owned subsidiary, MES, Inc. closed on a one-year secured loan in the principal amount of $200,000 bearing interest at 8.75% per annum. Principal and interest is to be paid in equal monthly installments until the loan is paid in full on February 26, 2021. The note is secured by substantially all of the assets of MES, Inc. In February 2021, the loan was repaid in full.

On April 14, 2020, the Company received loan proceeds in the amount of $299,300 from First International Bank & Trust pursuant to the Paycheck Protection Program (the “PPP Loan”) under the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”), which was enacted on March 27, 2020. The loan, which is in the form of a Note dated April 14, 2020, matures on April 14, 2022 and bears interest at a rate of 1.0% per annum, with one interest payment on April 14, 2021 and one principal and interest payment on maturity. The principal and accrued interest under the PPP Loan is forgivable after eight or twenty-four weeks if the Company uses the PPP Loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and otherwise complies with the PPP requirements. In order to obtain forgiveness of the PPP Loan, the Company must submit a request and provide satisfactory documentation regarding its compliance with applicable requirements. In January 2021, the PPP Loan was forgiven, and the Company recorded a gain on extinguishment of debt of $299,300.

In February 2021, the Company received second draw loan proceeds in the amount of $299,380 from First International Bank & Trust pursuant to the Paycheck Protection Program (the “Second PPP Loan”) under the CARES Act. The Second PPP Loan is in the form of a Note dated February 2, 2021, matures on April 14, 2026 and bears interest at a rate of 1.0% per annum, with one interest payment on February 2, 2022, 47 monthly consecutive principal and interest payments of $6,366.89 each, beginning March 2, 2022, and one final principal and interest payment of $6,366.92 on February 2, 2026. The principal and accrued interest under the Second PPP Loan is forgivable after eight or twenty-four weeks if the Company uses the Second PPP Loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and otherwise complies with the PPP requirements.

Note 7 –Notes Payable

On February 25, 2020, and pursuant to a Business Loan Agreement entered into with a banking institution, the Company’s wholly owned subsidiary, MES, Inc. closed on a one-year secured loan in the principal amount of $200,000 bearing interest at 8.75% per annum. Principal and interest is to be paid in equal monthly installments until the loan is paid in full on February 26, 2021. The note is secured by substantially all of the assets of MES, Inc. During the year ended December 31, 2020 the Company repaid $165,339 of principal and $9,428 of interest. In February 2021, the loan was repaid in full. See Note 16.

On April 14, 2020, the Company received loan proceeds in the amount of $299,300 from First International Bank & Trust pursuant to the Paycheck Protection Program (the “PPP Loan”) under the Coronavirus Aid, Relief and Economic Security Act (the “CARES Act”), which was enacted on March 27, 2020. The PPP Loan, which is in the form of a Note dated April 14, 2020, matures on April 14, 2022 and bears interest at a rate of 1.0% per annum, with one interest payment on April 14, 2021 and one principal and interest payment on maturity. The principal and accrued interest under the PPP Loan is forgivable after eight or twenty-four weeks if the Company uses the PPP Loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and otherwise complies with the PPP requirements. In order to obtain forgiveness of the PPP Loan, the Company must submit a request and provide satisfactory documentation regarding its compliance with applicable requirements. In January 2021, the PPP Loan was forgiven. See Note 16.